Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Machinery and equipment	$128,187	$114,049
Buildings and improvements	121,970	104,818
Computer equipment and software	48,917	48,249
Office equipment, furniture and fixtures	16,393	16,400
Land	19,591	19,674
	335,058	303,190
Accumulated depreciation	(131,327)	(111,348)
	203,731	191,842
Construction work in progress	4,684	10,092
	$208,415	$201,934